Net Income (Loss) Per Common Share - Additional Information (Detail) - shares shares in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	920	4,305
Share-based Payment Arrangement, Option [Member]
Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share			5,092	5,554